Product Revenue and Reserve and Allowances - Summary of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Product Information [Line Items]
Revenue	$ 8,973	$ 2,178	$ 16,487	$ 5,279
Product Revenue, Net
Product Information [Line Items]
Revenue	8,973	2,178	16,487	5,279
Product Revenue, Net | Roman Health Pharmacy LLC
Product Information [Line Items]
Revenue	6,916	2,037	13,415	4,931
Product Revenue, Net | GoGoMeds
Product Information [Line Items]
Revenue	$ 2,057	$ 140	$ 3,072	230
Product Revenue, Net | CMS Bridging DMCC
Product Information [Line Items]
Revenue				$ 119